Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Abstract]
In-process precious metals	$ 195.3	$ 159.4
Ore in stockpiles	2.8	10.0
Parts and supplies	65.2	57.2
Dore, and refined precious metals	7.9	7.6
Inventories	$ 271.2	$ 234.2